Fees Summary	Jun. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,680,000.00
Total Fee Amount	3,132.11
Total Offset Amount	0.00
Net Fee	$ 3,132.11
Offering Table N/A
Offset Table N/A	N/A